Selected Statements of Income Data (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financial income:
Interest on bank deposits and other	$ 36	$ 126
Foreign currency translation differences	1,332	192
Interest on marketable securities	902	512
Total Financial income	2,270	830
Financial expenses:
Bank charges	(148)	(136)
Foreign currency translation differences	(1,752)	(377)
Amortization of premium and accretion of discount on marketable securities	(277)	(221)
Other financial expenses	(2,177)	(734)
Total financial income	$ 93	$ 96